EQUITY (CAPITAL DEFICIENCY) (Share Based Compensation) (Details) (USD $)	0 Months Ended			1 Months Ended	6 Months Ended			12 Months Ended				12 Months Ended					0 Months Ended		3 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Dec. 21, 2012	Oct. 31, 2011	Jun. 05, 2011	Oct. 20, 2012	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2011 Investor Relations Firm [Member]	Dec. 31, 2011 Deferred Compensation, Share-based Payments [Member] Investor Relations Firm [Member]	Dec. 31, 2011 $6.00 Option [Member] Investor Relations Firm [Member]	Dec. 31, 2011 $4.92 Warrant [Member] Investor Relations Firm [Member]	Dec. 31, 2011 Restricted Share Based Payments [Member] Investor Relations Firm [Member]	Aug. 27, 2012 Employee Share Options and Warrants [Member]	Aug. 01, 2012 Employee Share Options and Warrants [Member]	Dec. 31, 2012 Employee Share Options and Warrants [Member]	Dec. 31, 2012 Employee Share Options and Warrants [Member]	Jun. 30, 2012 Director [Member] $10.00 Option [Member]	Jun. 18, 2012 Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Director [Member] Employee Share Options and Warrants [Member]	Nov. 16, 2011 Director A [Member]	Jun. 30, 2012 Director A [Member]	Sep. 28, 2011 Director A [Member] $6.00 Option [Member]	Jul. 11, 2011 Director A [Member] $6.00 Option [Member]	Jun. 30, 2012 Director A [Member] $6.00 Option [Member]	Jul. 11, 2011 Director A [Member] $10.00 Option [Member]	Jun. 30, 2012 Director A [Member] $10.00 Option [Member]	Nov. 16, 2011 Director A [Member] $7.80 Option [Member]	Jun. 30, 2012 Director A [Member] $7.80 Option [Member]	Aug. 08, 2011 Director B [Member] $10.00 Option [Member]	Jun. 30, 2012 Director B [Member] $7.80 Option [Member]	Aug. 08, 2011 Director C [Member] $10.00 Option [Member]	Jun. 30, 2012 Director C [Member] $7.80 Option [Member]	Aug. 05, 2011 Former Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Former Director [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Employee [Member] Employee Share Options and Warrants [Member]	Jan. 31, 2012 Employee [Member] Employee Share Options and Warrants [Member]	Jun. 30, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved under plan						3,750,000					2,367,025																														1,382,975
Increase in shares reserved under plan	1,250,000	1,382,975
Weighted average of the remaining contractual life						4.46
Aggregate intrinsic value of the total exercisable warrants and options						$ 4,440,000
Total intrinsic value of options exercised						800,000
Weighted average fair value of warrants and options granted						$ 0.59		$ 0.89	$ 0.82	$ 0.96
Total unrecognized compensation cost						2,745,000
Total unrecognized compensation cost, weighted-average period recognition period						1.96
Share based compensation capitalized as part of fixed assets								62,000
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Maximum number of shares of common stock issuable under options														12,500	20,290							12,500					250,000		125,000		725,000		6,250		6,250		81,161			25,000
Fair value of options														30,000	21,000						118,000		23,000		1,700,000							3,100,000						424,000	106,000
Option exercise price														$ 6.0	$ 4.92		$ 5.8	$ 4.72				$ 3.16					$ 6.0		$ 10.0		$ 7.8		$ 7.8		$ 7.8		$ 4.92
Shares issued under compensation plan													6,250			12,500	60,871	50,000						725,000		250,000
Number of options modified																	30,435
Exercise of options by employees, shares																			771,640	436,742
Aggregate cash proceeds from exercise of options and warrants																			1,000,000	432,000
Fair value of shares issued													68,750			62,000								5,700,000
Proceeds From Stock Options Exercised								1,500,000																		1,500,000
Assumptions used to calculate fair value:
Dividend yield																					0.00%		0.00%					0.00%		0.00%		0.00%		0.00%		0.00%		0.00%	0.00%
Expected term																												0.11				5.5						3.5
Expected term, minimum																					3		5.5							5.5				3		3			5.5
Expected term, maximum																					4		6.5							6				4		4			6.5
Expected volatility																												0.53%				61.60%						69.00%
Expected volatility, minimum																					67.00%		65.00%							62.00%				67.00%		67.00%			58.00%
Expected volatility, maximum																					70.00%		66.00%							63.00%				70.00%		70.00%			60.00%
Risk-free interest rate																												0.17%				1.07%						0.62%
Risk-free interest rate, minimum																					0.45%		0.78%							1.67%				0.45%		0.45%			1.01%
Risk-free interest rate, maximum																					0.78%		0.97%							1.85%				0.78%		0.78%			1.26%
Nonemployee compensation
Minimum monthly fee												3,000
Maximum monthly fee												16,500
Compensation expense				918,000								181,750
Cancellation of shares
Shares issued in settlement agreement			4,697
Acquisition and cancellation of shares, shares						(4,697)
Settlement amount						$ 24,000
Total number of anti-dilutive securities					7,362,598	8,117,577	5,406,613	5,406,613	2,375,528	1,469,347